Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Policyholder liabilities and receivables	$ 1,921	$ 3,148
Net operating loss carryforwards	1,420	1,229
Employee benefits	1,045	1,041
Capital loss carryforwards	9	9
Tax credit carryforwards	1,375	1,081
Litigation-related and government mandated	256	260
Other	743	807
Total gross deferred income tax assets	6,769	7,575
Less: Valuation allowance	161	203
Total net deferred income tax assets	6,608	7,372
Deferred income tax liabilities:
Investments, including derivatives	2,949	4,333
Intangibles	1,213	1,212
Net unrealized investment gains	5,414	4,803
DAC	3,619	3,424
Other	187	134
Total deferred income tax liabilities	13,382	13,906
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (6,774)	$ (6,534)